RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Balmoral International Land Holdings plc (“Balmoral”) is a related party of Dole plc, because the Chair of the Board of Dole plc is also the Chair of the Board of Balmoral. In the years ended December 31, 2024, December 31, 2023 and December 31, 2022, a subsidiary of Dole sub-leased or leased buildings to or from Balmoral, was in receipt of property management services from Balmoral and provided IT management services to Balmoral. For the years ended December 31, 2024, December 31, 2023 and December 31, 2022, total net expenses related to Balmoral were $2.2 million, $1.9 million and $2.0 million, respectively.
Balkan Investment Company (“Balkan”) is a related party of the Company, because it is the beneficial owner of more than 5% of the Company’s Ordinary shares. In the year ended December 31, 2024, a subsidiary of Dole sub-leased a portion of a building and provided other services to Balkan. Total income received for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 were $0.2 million, $0.2 million and $0.1, respectively.
Mr. Murdock is a significant shareholder of Dole plc and former owner of Legacy Dole. Mr. Murdock owns, inter alia, the real estate company, Castle and Cooke, Inc. Net expenses from various companies of Mr. Murdock were $3.7 million, $3.2 million, and $4.3 million for the years ended December 31, 2024, December 31, 2023, and December 31, 2022 which primarily relate to the lease of equipment.
See Note 22 “Investments in Unconsolidated Affiliates” for details of transactions with equity method investees, Note 16 “Leases” for details of lease-related liabilities with related parties and Note 19 “Contingencies” for details of related party guarantees.
All other transactions with related parties were not material for the years ended December 31, 2024, December 31, 2023 and December 31, 2022, and other outstanding receivables from and payables to related parties were not material as of December 31, 2024 and December 31, 2023.